Commitments (Details) - USD ($)		6 Months Ended	7 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2020	Sep. 28, 2020
Commitments
Share Price	$ 9.20	$ 9.20	$ 9.20
Percentage of cash Fee upon gross proceeds		3.50%	3.50%
Cash fee allocated to third parties	$ 3,500,000	$ 3,500,000	$ 3,500,000
Percentage of Cash Fee Allocated To Third Parties		30.00%	30.00%
Related Party Transaction, Amounts of Transaction On Effective Time	$ 30,000,000
Common Stock, Shares, Outstanding	3,089,202	3,075,821	3,089,202
Appharvest
Commitments
Share Price	$ 9.50		$ 9.50
Related Party Transaction, Amounts of Transaction On Effective Time	$ 30,000,000
Common Stock, Shares, Outstanding				50,000,000
Early Bird Capital
Commitments
Percentage of Cash Fee Allocated To Third Parties		1.00%	1.00%